Putnam Investments
One Post Office Square
Boston, MA 02109
October 5, 2010

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE:	Putnam Arizona Tax Exempt Income Fund (Reg. Nos. (33-37992) (811-06258)
Post-Effective Amendment No. 22 to Registration Statement on Form N-1A
Putnam Massachusetts Tax Exempt Income Fund (Reg. Nos. (33-5416) (811-04518)
Post-Effective Amendment No. 31 to Registration Statement on Form N-1A
Putnam Michigan Tax Exempt Income Fund (Reg. Nos. (33-8923) (811-04529)
Post-Effective Amendment No. 31 to Registration Statement on Form N-1A
Putnam Minnesota Tax Exempt Income Fund (Reg. Nos. (33-8916) (811-04527)
Post-Effective Amendment No. 31 to Registration Statement on Form N-1A
Putnam New Jersey Tax Exempt Income Fund (Reg. Nos. (33-32550) (811-05977)
Post-Effective Amendment No. 22 to Registration Statement on Form N-1A
Putnam Ohio Tax Exempt Income Fund (Reg. Nos. (33-8924) (811-04528)
Post-Effective Amendment No. 31 to Registration Statement on Form N-1A
Putnam Pennsylvania Tax Exempt Income Fund (Reg. Nos. (33-28321) (811-05802)
Post-Effective Amendment No. 24 to Registration Statement on Form N-1A
(collectively, the “Amendments”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, each Fund hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Funds pursuant to Rule 497(c) upon the effectiveness of the Post-Effective Amendments referenced above to the Funds’ Registration Statements on Form N-1A (the “Amendments”) would not have differed from that contained in the Amendments, which are the most recent amendments to such Registration Statements and were filed electronically on September 28, 2010.

Comments or questions concerning this certificate may be directed to Karen R. Kay at 1-800-225-2465, ext. 1-1105.

Very truly yours,

Putnam Arizona Tax Exempt Income Fund
Putnam Massachusetts Tax Exempt Income Fund
Putnam Michigan Tax Exempt Income Fund
Putnam Minnesota Tax Exempt Income Fund
Putnam New Jersey Tax Exempt Income Fund
Putnam Ohio Tax Exempt Income Fund
Putnam Pennsylvania Tax Exempt Income Fund

/s/ Jonathan S. Horwitz
By:

Jonathan S. Horwitz
Executive Vice President, Treasurer, Principal
Executive Officer and Compliance Liaison

cc: Philip W. Romohr, Esq., Ropes & Gray LLP